Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Interest earned	$ 39,410		$ 505,408		$ 419,894
Statutory tax rate		21.00%	21.00%		21.00%
Federal depository insurance coverage	250,000		$ 250,000		$ 250,000
Net liabilities		$ 48			432	$ 48
Additional paid-in capital and accumulated deficit	(7,552,527)		$ (7,552,527)		(3,714,227)
Offering costs					$ 3,392,993
Warrants to purchase shares of common stock, shares (in Shares)					10,451,087
Warrants exercisable to purchase (in Shares)					10,451,087
Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory tax rate			0.00%	9.00%
Revenues and expenses percentage			10.00%			10.00%
Net liabilities of our foreign subsidiaries	3,133,000		$ 3,133,000		$ 4,388,000
Net liabilities	4,345,000		4,345,000		5,057,000
Cash and cash equivalents	$ 1,027,000	500,000	$ 1,027,000		581,000	$ 500,000
Recognized interest expense					4,273,000
Additional paid-in capital and accumulated deficit					$ 11,144,000
Payment terms vary by arrangement					30 years
Advertising expense					$ 194,000	793,000
Contractual term					10 years
Operating lease right-of-use assets							$ 6,700,000
Operating lease liabilities							$ 6,400,000
Deferred rent liabilities de-recognized					$ 143,000
Interest expense recognized					11,144,000
Minimum [Member] | Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net liabilities of our foreign subsidiaries		4,067,000			4,388,000	4,067,000
Maximum [Member] | Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net liabilities		$ 4,504,000			5,057,000	$ 4,504,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs					$ 19,946